Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Risk Management and Financial Instruments
Note 17—Financial Risk Management and Financial Instruments
Financial assets and financial liabilities comprise the following:

	2021	2020

	(EUR’000)
Financial assets
Trade receivables	2,200	387
Other receivables	12,276	2,251
Marketable securities	343,358	249,558
Cash and cash equivalents	446,267	584,517

Financial assets measured at amortized cost	804,101	836,713

Financial liabilities
Lease liabilities	104,961	91,975
Trade payables and accrued expenses	59,417	21,897

Financial liabilities measured at amortized cost	164,378	113,872

Finance income and expenses are specified below:

	2021	2020	2019

	(EUR’000)
Finance income
Interest income	692	1,812	10,056
Exchange rate gains	59,026	—	7,747

Total finance income	59,718	1,812	17,803

Finance expenses
Interest expenses	3,911	1,918	1,221
Exchange rate losses	—	78,924	—

Total finance expenses	3,911	80,842	1,221

Interest income and interest expenses relate to financial assets and liabilities measured at amortized cost. Exchange rate gains
 and
losses primarily relate to U.S. Dollar/Euro fluctuations pertaining to the Company’s, cash, cash equivalents and marketable securities.
Capital Management
The Company manages capital to ensure that all group enterprises will be able to continue as going concerns while maximizing the return to shareholders through the optimization of debt and equity balances. The overall strategy in this regard has remained unchanged since 2012.
Capital Structure
The Company’s capital structure consists only of equity comprising issued capital, reserves and retained earnings/accumulated deficits. Although the Company is not subject to any externally imposed capital requirements, the capital structure is reviewed on an ongoing basis. Since the Company does not hold external debt, such review currently comprises a review of the adequacy of the Company’s capital compared to the resources required for carrying out ordinary activities.
Development in the Company’s share capital and treasury shares reserves are described in the following sections. Other equity reserves are described in Note 2 “Summary of Significant Accounting Policies”.
Share Capital
The share capital of Ascendis Pharma A/S consists of 56,937,682 fully paid shares at a nominal value of DKK 1, all in the same share class.
The number of outstanding shares of the Company are as follows:

	2021	2020	2019	2018	2017
Changes in share capital
At January 1	53,750,386	47,985,837	42,135,448	36,984,292	32,421,121
Increase through cash contributions	3,187,296	5,764,549	5,850,389	5,151,156	4,563,171

At December 31	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292

Treasury Shares Reserve
On September 29, 2021, the Company’s Board of Directors authorized the Company to repurchase up to $25 million of the Company’s ADSs, each of which represents one ordinary share of Ascendis Pharma A/S (the “Share Repurchase Program”). The program was executed under Rules
10b-18
and
10b5-1
of the U.S. securities regulations. The purpose of the Share Repurchase Program allowed the Company to acquire ADSs needed in connection with the Company’s RSU Program, without any obligation to acquire any particular amount of ADSs. The Company’s Share Repurchase Program was funded through existing cash deposits and ended on November 9, 2021.
The holding of treasury shares are as follows:

	Nominal value	Holding	Holding in % of total outstanding shares

	(EUR’000)	(Number)
Treasury shares
At January 1, 2021	—	—	—
Acquired from third-parties	21	154,837	—

At December 31, 2021	21	154,837	0.3%

Financial Risk Management Objectives
The Company regularly monitors the access to domestic and international financial markets, manages the financial risks relating to its operations, and analyze exposures to risk, including market risk, such as foreign currency risk and interest rate risk, credit risk and liquidity risk.
The Company’s financial risk exposure and risk management policies are described in the following sections.
Market Risk
The Company’s activities expose the group enterprises to the financial risks of changes in foreign currency exchange rates and interest rates. Derivative financial instruments are not applied to manage exposure to such risks.
Foreign Currency Risk Management
The Company is exposed to foreign currency exchange risks arising from various currency exposures, primarily with respect to the U.S. Dollar (“USD”), the British Pound (“GBP”)
and
the Danish Krone (“DKK”). There is an official target zone of 4.50% between DKK and EUR, which limits the likelihood of significant fluctuations between those two currencies in a short timeframe.
Foreign currency exchange risks are unchanged to prior year, and primarily relate to purchases in foreign currencies, and cash, cash equivalents and marketable securities, denominated in USD. The exposure from foreign currency exchange risks is managed by maintaining cash positions in the currencies in which the majority of future expenses are denominated, and payments are made from those reserves.
Foreign Currency Sensitivity Analysis
The following table details how a strengthening of the USD and the GBP would impact profit and loss and equity before tax at the reporting date. A similar weakening of the USD and the GBP would have the opposite effect with similar amounts. A positive number indicates an increase in profit or loss and equity before tax, while a negative number indicates the opposite. The sensitivity analysis is deemed representative of the inherent foreign currency exchange risk associated with the operations.

	Nominal positions (net)	Hypothetical impact on consolidated financial statements
		Increase in foreign currency exchange rate	Profit and loss before tax	Equity before tax

	(EUR ‘000)
December 31, 2021
USD/EUR	549,243	10%	54,924	54,924
GBP/EUR	6,686	10%	669	669
December 31, 2020
USD/EUR	797,927	10%	79,793	79,793
GBP/EUR	1,555	10%	155	155
Interest Rate Risk Management
The Company has no interest-bearing debt to third parties. In addition, since the Company holds no derivatives or financial assets and liabilities measured at fair value, the exposure to interest rate risk primarily relates to the interest rates for cash, cash equivalents and marketable securities. Future interest income from interest-bearing bank deposits and marketable securities may fall short of expectations due to changes in interest rates.
Rate structure of marketable securities are specified below:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities specified by rate structure
Fixed rate	323,176	322,556	175,757	175,732
Floating rate	17,975	17,968	16,975	16,972
Zero-coupon	2,207	2,207	56,826	56,826

Total marketable securities	343,358	342,731	249,558	249,530

The effects of interest rate fluctuations are not considered a material risk to the Company’s financial position. Accordingly, no interest sensitivity analysis has been presented.
Credit Risk Management
The Company has adopted an investment policy with the primary purpose of preserving capital, fulfilling liquidity needs and diversifying the risks associated with cash, cash equivalents and marketable securities. This investment policy establishes minimum ratings for institutions with which the Company holds cash, cash equivalents and marketable securities, as well as rating and concentration limits for marketable securities held.
All material counterparties are considered creditworthy. While the concentration of credit risk may be significant, the credit risk for each individual counterpart is considered to be low. The exposure to credit risk primarily relates to cash, cash equivalents, and marketable securities. The credit risk on bank deposits is limited because the counterparties, holding significant deposits, are banks with high credit-ratings (minimum
A3/A-)
assigned by international credit-rating agencies. The banks are reviewed on a regular basis and deposits may be transferred during the year to mitigate credit risk. In order to mitigate the concentration of credit risks on bank deposits and to preserve capital, a portion of the bank deposits have been placed into primarily U.S. government bonds, treasury bills, corporate bonds, and commercial papers. The Company’s investment policy, approved by the Board of Directors, only allows investment in marketable securities having investment grade credit-ratings, assigned by international credit-rating agencies. Accordingly, the risk from probability of default is low. On each reporting date, the Company considers the risk of expected credit loss on bank deposits and marketable securities, including the hypothetical impact arising from the probability of default, which is considered in conjunction with the expected loss caused by default by banks or securities with similar credit-ratings and attributes. In line with previous periods, this assessment did not reveal a material impairment loss, and accordingly no provision for expected credit loss has been recognized.
Marketable securities specified by investment grade credit rating are specified below:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities specified by investment grade credit rating
Prime	—	—	7,716	7,714
High grade	144,307	144,030	142,339	142,352
Upper medium grade	196,909	196,566	99,503	99,464
Lower medium grade	2,142	2,135	—	—

Total marketable securities	343,358	342,731	249,558	249,530

At the reporting dates, there are no significant overdue trade receivable balances. As a result, write-down to accommodate expected credit-losses is not deemed material.
Liquidity Risk Management
Historically, the risk of insufficient funds has been addressed through proceeds from sale of the Company’s securities in private and public offerings.
Liquidity risk is managed by maintaining adequate cash reserves and banking facilities, and by matching the maturity profiles of marketable securities with cash-forecasts. The risk of shortage of funds is monitored, using a liquidity planning tool, to ensure sufficient funds are available to settle liabilities as they fall due.
Besides marketable securities and deposits, the Company’s financial assets are recoverable within twelve months after the reporting date. The composition of the marketable securities portfolio and its fair values are specified in the following table.

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities specified by security type
U.S. Treasury bills	—	—	46,243	46,245
U.S. Government bonds	95,408	95,211	62,088	62,101
Commercial papers	2,207	2,207	10,583	10,581
Corporate bonds	226,771	226,379	121,282	121,234
Agency bonds	18,972	18,934	9,362	9,369

Total marketable securities	343,358	342,731	249,558	249,530

Classified based on maturity profiles
Non-current assets	107,561	107,175	115,280	115,277
Current assets	235,797	235,556	134,278	134,253

Total marketable securities	343,358	342,731	249,558	249,530

Fair values are based on quoted market prices or for marketable securities with short-term and infrequent market trades on mathematical calculations applying observable inputs (Level 1 or 2 in the fair value hierarchy).
Marketable securities have a weighted average duration of 5.8 and 16.7 months, for current (i.e., those maturing within twelve months after the reporting date) and non-current
positions, respectively. The entire portfolio of marketable securities (current and non-current)
has a weighted average duration of 9.2 months.
Maturity analysis
Maturity analysis for financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
December 31, 2021
Lease liabilities	7,098	51,442	68,378	126,918	104,961
Trade payables and accrued expenses	59,417	—	—	59,417	59,417

Total financial liabilities	66,515	51,442	68,378	186,335	164,378

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
December 31, 2020
Lease liabilities	6,974	38,321	68,516	113,811	91,975
Trade payables and accrued expenses	21,897	—	—	21,897	21,897

Total financial liabilities	28,871	38,321	68,516	135,708	113,872